Expense Example, No Redemption (Vanguard FTSE All-World ex-US Small-Cap Index Fund, USD $)	18 Months Ended
Apr. 30, 2013
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	$ 50
3 YEAR	102
5 YEAR	160
10 YEAR	330
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	71
3 YEAR	169
5 YEAR	279
10 YEAR	$ 590